Pension and other postretirement benefits, Net Periodic Pension Benefit Cost, Other Comprehensive Income (Loss), Weighted-Average Assumptions (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans [Member] | United States [Member]
Components of Net periodic pension benefit cost:
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	1	1	3	3	4	38	29
Expected return on assets	0	0	0	0	0	(34)	(32)
Amortization of actuarial (gain) loss	(1)	0	(1)	0	(1)	0	0
Settlement (gain) loss	0	0	0	0	0	33	0
Net periodic pension benefit cost	0	1	2	3	3	37	(3)
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss					(1)	3	8
Amortization of actuarial (gain) loss					1	(33)	0
Foreign currency rate changes					0	0	0
Total recognized in Other comprehensive (income) loss					0	(30)	8
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss					$ 3	$ 7	$ 5
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate					4.80%	5.90%	2.90%
Expected long-term rate of return on plan assets						5.90%	3.50%
Interest crediting rate					3.00%	3.00%	3.00%
Defined Benefit Pension Plans [Member] | Non-U.S. [Member]
Components of Net periodic pension benefit cost:
Service cost	2	0	3	2	$ 2	$ 2	$ 4
Interest cost	3	9	8	25	33	33	27
Expected return on assets	(3)	(8)	(8)	(24)	(31)	(32)	(28)
Amortization of actuarial (gain) loss	0	0	0	0	0	0	1
Settlement (gain) loss	0	12	0	12	61	0	0
Net periodic pension benefit cost	2	13	3	15	65	3	4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss					0	40	(33)
Amortization of actuarial (gain) loss					(61)	0	(1)
Foreign currency rate changes					(3)	1	(3)
Total recognized in Other comprehensive (income) loss					(64)	41	(37)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss					$ 1	$ 44	$ (33)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate					4.60%	5.00%	2.90%
Rate of compensation increase					2.50%	2.50%	2.50%
Expected long-term rate of return on plan assets					4.90%	5.20%	3.30%
Other Postretirement Benefits Plan [Member] | United States [Member]
Components of Net periodic pension benefit cost:
Service cost	0	0	0	0	$ 0	$ 0	$ 0
Interest cost	0	1	2	2	2	3	2
Amortization of actuarial (gain) loss	0	(1)	(2)	(2)	(2)	(2)	0
Net periodic pension benefit cost	0	0	0	0	0	1	2
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss					(2)	(3)	(14)
Amortization of actuarial (gain) loss					2	2	0
Foreign currency rate changes					0	0	0
Total recognized in Other comprehensive (income) loss					0	(1)	(14)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss					$ 0	$ 0	$ (12)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate					4.80%	4.90%	2.40%
Other Postretirement Benefits Plan [Member] | Non-U.S. [Member]
Components of Net periodic pension benefit cost:
Service cost	1	1	1	1	$ 1	$ 1	$ 1
Interest cost	0	1	2	3	3	3	3
Amortization of actuarial (gain) loss	0	(1)	0	(1)	(1)	(2)	0
Net periodic pension benefit cost	$ 1	$ 1	$ 3	$ 3	3	2	4
Changes in plan assets and benefit obligations recognized in Other comprehensive (income) loss:
Net actuarial (gain) loss					0	10	(21)
Amortization of actuarial (gain) loss					1	2	0
Foreign currency rate changes					1	0	0
Total recognized in Other comprehensive (income) loss					2	12	(21)
Total recognized in Net periodic pension benefit cost and Other comprehensive (income) loss					$ 5	$ 14	$ (17)
Weighted-average assumptions used to determine Net periodic pension benefit cost:
Discount rate					4.70%	5.20%	3.00%
Rate of compensation increase					2.50%	2.50%	2.50%